PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total operating expenses	$ (488,618)	$ (350,539)	$ (838,120)	$ (689,720)	$ (113,499)
Interest expenses	11,708	3,470	10,200	8,542	3,615
Foreign currency exchange gains (losses), net	(4,429)	(3,619)	42	(11,505)	798
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	(9,719)		4,448	13,162	1,065
Changes in fair values of put options	(33,685)	3,307	(2,508)
Loss before income taxes	(459,897)	(352,960)	(749,142)	(724,271)	(108,678)
Income tax expense	355	(18)	1,113	292	1,853
Net loss attributable to ordinary shareholders	(459,319)	(347,163)	(742,001)	(723,921)	(110,531)
Other comprehensive income (loss)
Total comprehensive loss attributable to ordinary shareholders	$ (459,308)	$ (314,349)	(734,441)	(706,145)	(111,255)
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total operating expenses			(2,983)	(11,127)	(263)
Interest income			6,979	2,839
Investment loss, net			(5,084)	(4,242)
Foreign currency exchange gains (losses), net			(171)	(13,068)	2,124
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk			(616)
Changes in fair values of put options			(2,508)
Share of losses from subsidiaries and consolidated VIEs			(737,618)	(698,323)	(112,392)
Loss before income taxes			(742,001)	(723,921)	(110,531)
Net loss attributable to ordinary shareholders			(742,001)	(723,921)	(110,531)
Other comprehensive income (loss)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes			(8,650)	(893)	119
Foreign currency translation adjustment, net of nil income taxes			16,210	18,669	(843)
Total comprehensive loss attributable to ordinary shareholders			$ (734,441)	$ (706,145)	$ (111,255)